Leases (Tables)	12 Months Ended
Dec. 31, 2019
Lessee Disclosure [Abstract]
Schedule on Impact of ASC 842 on Consolidated Balance Sheet

The impact of ASC 842 on the December 31, 2019 consolidated balance sheet was as follows:

December 31,
2019
RMB
Operating leases:
Right-of-use lease assets	40,786,291
Lease liabilities-current	20,556,017
Other non-current liabilities	12,500,120

Summary of Other Information Related to Leases

Other information related to leases is presented below:

December 31,
2019
RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	12,850,734
Right-of-use assets acquired in exchange for operating lease obligations	8,696,875
Right-of-use assets acquired in connection with Huanqiuyimeng Acquisition	32,089,416
Weighted average remaining lease term	1.67
Weighted average discount rate	5.88%

Schedule on Maturities of Lease Liabilities under Non-Cancellable Leases

Maturities of lease liabilities under non-cancellable leases as of December 31, 2019 are as follows:

Operating leases
RMB
2020	21,869,242
2021	10,956,342
2022	2,601,561
2023	359,048
2024	—
Thereafter	—
Total undiscounted lease payments	35,786,193
Less: Imputed interest	(2,730,056)
Total lease liabilities	33,056,137
Amounts due within 12 months	20,556,017
Non-current lease liability	12,500,120

Summary of Short-term Lease Commitments

Short-term lease expense, with a lease term of 12 months or less, for the year ended December 31, 2019 was RMB 2,125,616 and short-term lease commitments as of December 31, 2019 are as follows:

Short-term Lease Commitments Amount
RMB
Year ended December 31:
2020	1,506,677
1,506,677

Schedule on Future Minimum Annual Lease Payments under (ASC 840) Operating Leases

As previously disclosed in the consolidated financial statements for the year ended December 31, 2018 and under the previous lease standards (ASC 840), future minimum annual lease payments for the years subsequent to December 31, 2018 and in aggregate are as follows:

Minimum
Lease Payments Amount
RMB
Year ended December 31:
2019	2,959,829
2020	346,745
2021	—
2022	—
2023	—
3,306,574